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Form N-23C-1
Report for Calendar month Ending May 31, 2002
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Swiss Helvetia Fund, Inc
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
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                                                                     Approximate asset value
                                        Number of                    or approximate asset          Name of
Date of each     Identification of      shares        Price per      coverage per share at         Seller or of
transaction      each security          purchased     share          time of purchase              Sellers Broker
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
                 Swiss Helvetia
                 Fund-(Cusip-
  5/1/02         870875101)             20,400        11.7449               14.19                    NYSE
  5/2/02            (same)              20,400        11.7812               14.09                    NYSE
  5/3/02            (same)               8,400        11.7679               14.34                    NYSE

  5/6/02            (same)              11,000         11.845               14.33                    NYSE

  5/7/02            (same)                 600           11.8               14.12                    NYSE

  5/8/02            (same)               6,000          11.86               14.17                    NYSE

  5/9/02            (same)               6,000          11.95               14.27                    NYSE

 5/10/02            (same)               6,000          12.00               14.24                    NYSE

Total                                   78,800
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